Due From Financial Institutions At Amortized Cost_Restricted Cash From Financial Institutions(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 13,372,966	₩ 12,347,627
Due from financial institutions in Korean won
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	11,701,097	10,727,054
Bank of Korea
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 8,117,840	₩ 8,723,761
Reason for restriction		Bank of Korea Act	Bank of Korea Act
NH Investment Securities and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 3,027,963	₩ 1,348,099
Reason for restriction		Net settlement and others	Net settlement and others
Korea Securities Finance Corporation and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 555,294	₩ 655,194
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,671,869	₩ 1,620,573
Bank of Korea and others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 490,071	₩ 375,130
Reason for restriction		Bank of Korea Act and others	Bank of Korea Act and others
ICBC NEW YORK and Others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 31,443	₩ 30,538
Reason for restriction		Bank Act of the State of New York	Bank Act of the State of New York
Morgan Stanley Bank International And Others
Restricted Cash And Cash Equivalents Items Line Items [Line Items]
Restricted due from financial institutions at amortized cost	[1]	₩ 1,150,355	₩ 1,214,905
Reason for restriction		Derivatives margin account and others	Derivatives margin account and others

[1]	Before netting of allowance.